Property, Plant and Equipment (Tables)	12 Months Ended
May 31, 2011
Property Plant And Equipment [Abstract]
Property Plant And Equipment [Table Text Block]

Property, plant and equipment consist of the following:

	May 31,
(in millions)	2011	2010
Land	$176.4	$165.1
Mineral properties and rights	2,861.0	2,592.8
Buildings and leasehold improvements	1,083.8	861.6
Machinery and equipment	4,266.1	3,598.3
Construction in-progress	1,224.4	790.7
	9,611.7	8,008.5
Less: accumulated depreciation and depletion	2,975.8	2,542.9
	$6,635.9	$5,465.6